Stock-Based Compensation - 2016 Equity Incentive Plan (Details)			9 Months Ended
	Jan. 01, 2017 shares	May 18, 2016 grant shares	Sep. 30, 2017 shares
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants to be made under 2015 Plan | grant		0
Common stock remaining for future issuance (in shares)		464,476
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares reserved for issuance (in shares)		600,000
Common stock remaining for future issuance (in shares)			483,214
Annual share reserve increase (as a percent)			4.00%
Additional shares reserved for issuance	377,365